Filed with the Securities and Exchange Commission on February 23, 2000

                                    1933 Act Registration File No.   ___________
                                                  1940 Act File No. ____________

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|

         Pre-Effective Amendment No.                                        |_|

         Post-Effective Amendment No.                                       |_|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |X|

         Amendment No.                                                      |_|

                           ALLIED ASSET ADVISORS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60521
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (630) 789-9191

                        Copies of all communications to:
                            Elaine E. Richards, Esq.
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                                    2nd Floor
                               Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b)

___ on ___________ pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)(1)

___ on ____________ pursuant to paragraph (a)(1)

___ 75 days after filing pursuant to paragraph (a)(2)

___ on ____________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered: Dow Jones Islamic Index Fund, Classes M and K.

CLASS M

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                         DOW JONES(SM) ISLAMIC INDEX FUND

                                   PROSPECTUS

                                __________, 2000

                               INVESTMENT ADVISOR
                                      AAA
                          ALLIED ASSET ADVISORS, INC.


                         DOW JONES(SM) ISLAMIC INDEX FUND

                                   PROSPECTUS

                                __________, 2000

The Dow Jones(SM) Islamic Index Fund (the "Fund") is the first series offered by Allied Asset Advisors Funds. This prospectus pertains to the Class M share class and contains pertinent information about investing in the Fund. Please read this prospectus carefully before investing.

                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................2

PERFORMANCE SUMMARY............................................................3

FEES AND EXPENSES..............................................................3

MORE INFORMATION ABOUT THE DOW JONES ISLAMIC MARKET USA INDEX(SM)..............4

SHARI'AH SUPERVISORY BOARD.....................................................6

MANAGEMENT OF THE FUND.........................................................7

CALCULATING SHARE PRICE........................................................7

HOW TO PURCHASE SHARES.........................................................8

HOW TO SELL SHARES.............................................................9

DISTRIBUTIONS AND TAXES.......................................................11

SHAREHOLDER REPORTS AND CONFIRMATIONS.........................................11

FINANCIAL HIGHLIGHTS..........................................................11


RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

WHAT IS THE INVESTMENT OBJECTIVE OF THE DOW JONES(SM) ISLAMIC INDEX FUND?

The Dow Jones Islamic Index Fund ("Fund") seeks to match the total return of the DOW JONES ISLAMIC MARKET USA INDEX(SM) (the "INDEX").

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

To achieve its investment objective, the Fund invests in securities included in the INDEX. The INDEX consists of U.S. common stocks that meet Islamic investment principles. Islamic principles generally preclude investments in certain industries (e.g., alcohol, pornography and casinos) and investments in interest bearing debt obligations or businesses that derive a substantial amount of impure interest income. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. Under normal circumstances, the Fund plans to fully invest its assets in securities that are included in the INDEX. There is no guarantee that the Fund will achieve the same return as the INDEX.

Due to the large number of stocks in the INDEX, the Fund may, in its initial stages, purchase a sub-group of equities from those contained in the INDEX that the investment advisor believes will best track the Index. As the assets of the Fund grow, the investment advisor anticipates the holdings of the Fund will increase to include more of the components of the INDEX.

In order to track the INDEX as closely as possible, the Fund will invest substantially all of its assets in roughly the same proportions as the stocks are represented in the INDEX. As the Fund receives cash from new investors, or processes redemption requests from shareholders, the Fund will purchase or sell securities in an effort to attempt to approximate the return of the INDEX. Also, the Fund's investments are reviewed and adjusted periodically to reflect any adjustments in the INDEX, in an effort to tract the INDEX as closely as possible.

The Fund normally sells portfolio securities in response to redemption requests or to adjust the number of its shares to track the weighting or composition of the INDEX. As a result, the Fund's portfolio turnover rate is expected to be low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The main risks of investing in the Fund are listed below. Like any mutual fund, you may lose money by investing in the Fund.

MARKET RISKS The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund.

INDEX INVESTING RISKS Unlike other non-index mutual funds, the Fund will not buy and sell securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund will invest using an indexed-based investment approach, which seeks to approximate the investment performance of the INDEX. You should not expect to achieve the potential greater results of some actively managed funds that aggressively seek growth or attempt to limit losses in a market decline. The Fund's initial strategy of investing in a representative sample of the INDEX may result in some deviation between the Fund's performance and the INDEX. The Fund's return is likely to be lower than that of the INDEX because the Fund incurs brokerage commissions, transaction fees and other expenses that the INDEX does not. Although the INDEX consists of stocks from many different economic sectors, it is comprised primarily of companies with larger market capitalizations. There is a risk that returns from larger capitalization stocks will trail those of other asset classes or the overall stock market.

ISLAMIC SHARI'AH INVESTMENT RISKS It is possible that the restrictions placed on investments may result in the Fund not performing as well as mutual funds with similar investment objectives but not subject to the Islamic Shari'ah restrictions.


PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

There is no performance information available for the Fund at this time because the Fund has no operating history.


FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT) CLASS M Maximum sales charge (load) imposed on purchases(1) None Maximum deferred sales charge (load) None Maximum sales charge (load) imposed on reinvested dividends None Exchange fee None Redemption fee None Maximum account fee(2) None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                  CLASS M
            Management Fees                                       0.75%
            Distribution (12b-1) Fees                             0.75%
            Other Expenses(3)                                     0.87%
                   Shareholder Servicing Fee                      0.25%
                   Other Operating Expenses                       0.62%
            Total Annual Fund Operating Expenses                  2.37%
                                                             ------------
                   Less Expense Reimbursement                    -0.72%
            Net Annual Fund Operating Expenses(4)                 1.65%
                                                              ============

(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers and returned checks.

(2) IRA accounts are assessed a $12.50 annual fee.

(3) The percentage for "Other Expenses" totaling 0.87% is comprised of two parts
(1) an annual shareholder servicing fee of 0.25% of average daily net assets, and (2) administration fees, transfer agency fees and all other ordinary operating expenses of the fund estimated for the initial fiscal year at 0.62% of average daily net assets.

(4) The Fund has an Investment Advisory and Management Agreement with the Allied Asset Advisors, Inc., the investment advisor for the Fund, dated __________, 2000. The Agreement provides that the annual management fee shall be 0.75% of the first $500 million in assets, 0.65% of the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. The investment advisor has also entered into an Expense Waiver and Reimbursement Contract dated _________, 2000 with the Fund under which the investment advisor has agreed to waive its fees and absorb expenses to the extent that total annual fund operating expenses exceed 1.65% for Class M shares. The Contract is in effect for one year and expires ________, 2000.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions (including one year of capped expenses in each period) your costs would be:

                                  1 YEAR            3 YEARS
                                   $168               $651

MORE INFORMATION ABOUT THE DOW JONES ISLAMIC MARKET USA INDEX(SM)
--------------------------------------------------------------------------------

WHAT IS THE DOW JONES ISLAMIC MARKET USA INDEX(SM)?

The INDEX is a diverse compilation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The INDEX is constructed from the 2,700 stocks in the Dow Jones Global Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The INDEX includes the most liquid U.S. securities meeting the Shari'ah investment criteria in the market, and reflects the industry breakdown of the U.S. market.

Certain businesses are incompatible with Shari'ah Laws. Thus, stocks of companies whose primary business is in areas not suitable for Islamic investment purposes are excluded from the INDEX. Excluded businesses include: alcohol, pork related products, conventional financial services (banking, insurance, etc.), entertainment (casinos/gambling, cinema, pornography, music, hotels, etc.), tobacco and defense.

The filters exclude companies if:

1. Total debt divided by total assets is equal to or greater than 33%. (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

2. Accounts receivables divided by total assets is equal to or greater than 47%. (Note: accounts receivables = current receivables + long-term receivables).

3. Non-operating interest income divided by operating income is equal to or greater than 9%.

Companies that pass these screens are included in the INDEX'S investable universe from which INDEX components are selected. The steps taken to select the components of the INDEX are as follows:

1. Rank companies both by market cap and by the daily average dollar turnover for the preceding quarter.

2. Sort stocks into their industry groups by country.

3. Select companies making up 95% of the market capitalization of each industry group in each country and aggregate them into a Selection List.

4. Sort the selection list based on the combination score (from step 1) in descending order.

5. Select the top 600 companies with highest market cap. (An additional 50 companies are chosen as potential replacements of components lost to non-compliance.)

6. Select all U.S. companies from the above 600 global companies (currently 226 companies).

As of [DATE] the U.S. companies whose issues comprised the INDEX had an average market capitalization of $___ billion dollars (U.S.) and a median market capitalization of $__ billion (U.S.). Securities are selected for the INDEX so as to represent the most liquid securities meeting the Shari'ah investment criteria in the market, and to reflect the industry breakdown of the U.S. market. Additional factors considered when applying the process described above include relative size and turnover, economic weightings, and the relative health of the companies.

Dow Jones' Shari'ah Supervisory Board has approved the above criteria and any changes in the Shari'ah Supervisory Board or the selection criteria are at the sole discretion of Dow Jones. Changes by Dow Jones in the selection criteria or the composition of the INDEX will be reflected in the composition of the Fund in a reasonable period of time.

HOW HAS THE INDEX PERFORMED?

The following table shows the performance of the INDEX for the past four years ended December 31, 1999 compared to other indexes. PLEASE NOTE THAT THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE FUND AND IS NOT INTENDED TO PREDICT OR SUGGEST THE RETURN THAT MIGHT BE EXPERIENCED IF YOU INVEST IN THE FUND. The Fund will seek to track the INDEX as closely as possible, but the performance of the Fund will be less than the performance of the INDEX because the Fund is subject to operational and transaction costs, while the INDEX is not.

                                                                                      Average Annual
Benchmark                      Return for the Calendar Years                             Total Return *
-------------------------- ------------ ------------ ------------ ----------------- ---------------------------
                              1999         1998         1997            1996
-------------------------- ------------ ------------ ------------ ----------------- ---------------------------
DJIM US                      21.68%       34.14%       30.16%          23.03%                 27.25%
S&P 500                      19.53%       26.67%       31.01%          20.26%                 24.22%
Russell 2000                 19.62%       -3.45%       20.52%          14.76%                 12.40%
-------------------------- ------------ ------------ ------------ ----------------- ---------------------------

* RETURN FROM 12/31/95 TO 12/31/99.

The base date for the INDEX is December 31, 1995 and the base value is set at 1000. The INDEX is reviewed quarterly, with component changes implemented on the third Friday of March, June, September and December. This frequency assures that the INDEX reflects the latest trends and developments in the stock market and the companies' adherence to Islamic principles.

The INDEX is capitalization-weighted. It is calculated in real time, posted and disseminated every 5 seconds to major market-data vendors. Calculation of the index is based on Laspeyres' formula. It does not include reinvested dividends.

"Dow Jones" and "Dow Jones Islamic Market Index(SM)" are service marks of Dow Jones & Company, Inc. and have been licensed for use by Allied Asset Advisors, Inc. in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. Dow Jones does not consider the needs of the Fund or its shareholders in determining, composing or calculating the index or have any obligation to do so. See the Statement of Additional Information for more information about Dow Jones.


SHARI'AH SUPERVISORY BOARD
--------------------------------------------------------------------------------

The INDEX is reviewed quarterly and annually by the Shari'ah Supervisory Board and by Dow Jones for consideration of exclusion or inclusion of components. In addition, the INDEX is reviewed on an on-going basis to contemplate changes as a result of extraordinary events (e.g., de-listing, bankruptcy, merger, takeover,). The Shari'ah Board is not affiliated with the Fund or the investment advisor and does not serve as a consultant to or otherwise have any relationship with the Fund or the investment advisor. The Shari'ah Board does not consider the objectives or needs of the Fund or its shareholders in determining, composing or calculating the INDEX. At the Fund's inception, the Shari'ah Supervisory Board consisted of the following individuals:

-------------------------------------------------- -------------------------------------------------------------------
SHARI'AH SUPERVISORY BOARD MEMBER                  BIOGRAPHY
 - COUNTRY
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH DR. ABDUL SATTAR ABU GHUDDAH                Dr. Abu Ghuddah is a senior Shari`ah Advisor to Albaraka
 - SYRIA                                           Investment Co. of Saudi Arabia.  He holds a PhD in Islamic Law.
                                                   Dr. Abu Ghuddah has published many books on Islamic Financial transactions.  He was an advisor for Islamic Law Encyclopaedia
                                                   (Kuwait Awqaf Ministry).  Dr. Abu Ghuddah is a member and
                                                   chairman of several reputed Islamic Shari`ah Boards.
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH JUSTICE MUHAMMAD TAQI USMANI                Mr. Usmani has been a member of the Supreme Court of Pakistan
 - PAKISTAN                                        since 1982.  He is also the vice president of Darul Uloom Karachi and the vice chair and deputy chairman of the Islamic Fiqh
                                                   Academy (OIC), Jeddah.  Mr. Usmani edits the monthly magazines
                                                   Albalagh and Albalagh International.  He is a chairman or member of the Shari`ah supervisory boards of a dozen Islamic banks and financial institutions worldwide.
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH NIZAM YAQUBY                                Mr. Yaquby is a member of the Islamic supervisory boards for
 - BAHRAIN                                         several Islamic institutions, including the Arab Islamic Bank and the Abu Dhabi Islamic Bank.  His work has appeared in the
                                                   following publications: Risalah Fi al-Tawbah, Qurrat al-'Ainayn fi Fada il Birr al-Walidayn, Irshad al-'Uqala'ila Hukun al-Qira'h
                                                   min al-Mushaf fi al-Salah, Tahqia al-Amal fi Ikhraj Zakat al-Fitr
                                                   bi al-Mal.
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH DR. MOHAMED A. ELGARI                       Dr. Elgari is an associate professor of Islamic Economics and the
 - SAUDI ARABIA                                    director of the Center for Research in Islamic Economics at King
                                                   Abdulaziz University in Saudi Arabia.  He is an expert at the
                                                   Islamic Jurisprudence Academy (OIC), Jeddah.  Dr. Elgari is the
                                                   editor of the Review of Islamic Economics.  He is also an advisor to several Islamic financial institutions worldwide and the author of many books on Islamic banking.
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH YUSUF TALAL DELORENZO                       Mr. DeLorenzo is considered a leading Islamic scholar in the
 - UNITED STATES                                   United States.  He has translated over twenty books from Arabic,
                                                   Persian, and Urdu for publication in English and has been commissioned to prepare a new translation of the Qur`an. Mr. DeLorenzo compiled the first
                                                   English translation of legal rulings issued by Shari`ah
                                                   supervisory boards on the operations of Islamic banks. He is also a Shari`ah consultant to several Islamic financial institutions and was an advisor on
                                                   Islamic education to the government of Pakistan.
-------------------------------------------------- -------------------------------------------------------------------


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

The Fund's investment advisor is Allied Asset Advisors, Inc. (AAA) located at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60521. Subject to the general supervision of the Fund's Board of Trustees, AAA is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund's investment objective and policies. In exchange for these services, AAA receives an annual management fee, which is calculated daily and paid monthly, according to the average daily net assets of the Fund.

The Investment Advisory and Management Agreement between the Fund and AAA provides that the annual management fee for the investment advisor will be 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. However, AAA has entered into an Expense Waiver and Reimbursement Contract with the Fund whereby it has agreed to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses for Class M shares exceed 1.65% of net assets. The Expense Waiver and Reimbursement Contract expires on ________, 2000. AAA has no other assets under management besides the Fund.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT

Firstar Bank, N.A. serves as custodian for the Fund's cash and securities. Firstar Mutual Fund Services, LLC provides administrative, transfer agent, dividend disbursing, and fund accounting services to the Fund.

DISTRIBUTOR

___________, Inc., serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund. Class M shares have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from Fund assets each year. Over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


CALCULATING SHARE PRICE
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) on every business day. The NAV for Class M shares of the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of Class M shares outstanding of the Fund.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the investment advisor under supervision of the Fund's Board of Trustees.

If you place a good order (see "How to Purchase Shares") that is delivered to the Fund before the close of the regular trading session of the NYSE on any business day, your order will receive the share price determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount.

     MINIMUM INVESTMENTS          TO OPEN             TO ADD TO
                                YOUR ACCOUNT        YOUR ACCOUNT
    Regular accounts                $500                 $50
    IRA accounts                    $250                 $50

GOOD ORDER PURCHASE REQUESTS

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

o the NAME of the Fund
o the DOLLAR amount of shares to be purchased
o account application form or investment stub
o check payable to the "Dow Jones Islamic Index Fund"

METHODS OF BUYING
      THROUGH A           You can purchase shares of the Fund through any broker-dealer organization that has a sales
      BROKER/DEALER       agreement with the Fund's distributor. The broker-dealer organization is responsible for
      ORGANIZATION        sending your purchase order to the Fund. Please keep in mind that your broker-dealer may charge additional fees for its services.

      BY MAIL             To open an account, complete an account application form and send it together with your check to the address below.  To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation.  You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below.  Checks should be made payable to "Dow Jones Islamic Index
                          Fund."  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

                          REGULAR MAIL                                   OVERNIGHT DELIVERY
                          Dow Jones Islamic Index Fund                   Dow Jones Islamic Index Fund
                          c/o Firstar Mutual Fund Services, LLC          c/o Firstar Mutual Fund Services, LLC
                          P.O. Box 701                                   615 E. Michigan Street, Third Floor
                          Milwaukee, Wisconsin  53201-0701               Milwaukee, Wisconsin  53202

                          NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the transfer agent's post office box, that does not mean that the transfer agent or the Fund actually RECEIVED those documents.

      BY TELEPHONE        To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at
                          1-800-__________ and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

      BY WIRE             To open an account or to make additional investments by wire, call 1-800-______ to notify the
                          Fund of the incoming wire using the wiring instructions below:

                                   Firstar Bank, N.A.
                                   Milwaukee, WI  53202
                                   ABA #:  075000022
                                   Credit: Firstar Mutual Fund Services, LLC
                                   Account #: 112-952-137
                                   Further Credit: Dow Jones Islamic Index Fund, Class M
                                                     (your name or the title on the account)
                                                     (your account #)

      THROUGH AN          Once your account has been opened, you may purchase shares of the Fund through an Automatic
      AUTOMATIC           Investment Plan ("AIP").  You can have money automatically transferred from your checking
      INVESTMENT          or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be
      PLAN                eligible for this plan, your bank must be a U.S. institution that is an ACH member.  The
                          Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

METHODS OF SELLING
THROUGH A           If you purchased your shares through a broker-dealer or other financial organization, your
BROKER/DEALER       redemption order may be placed through the same organization. The organization is responsible
ORGANIZATION        for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

BY MAIL             Send your written redemption request to the address below.  Your request should contain the
                    Fund's name, your account number and the dollar amount or the number of shares to be redeemed.
                    Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).
                    Please see the Statement of Additional Information for more information.

                    REGULAR MAIL                                      OVERNIGHT DELIVERY
                    Dow Jones Islamic Index Fund                      Dow Jones Islamic Index Fund
                    c/o Firstar Mutual Fund Services, LLC             c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701                                      615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53201-0701                  Milwaukee, Wisconsin  53202

                    The Fund's transfer agent may require a SIGNATURE GUARANTEE for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions.  A NOTARY PUBLIC CANNOT GUARANTEE SIGNATURES.

BY TELEPHONE        If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-800_________. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

BY WIRE             To redeem shares by wire, call the Fund at 1-800-________ and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $12 outgoing wire fee.

BY WRITING A CHECK  On your account application form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason. There will be a charge of $5 for issuing each checkbook.

THROUGH A           If you own shares with a value of $10,000 or more, you may participate in the systematic
SYSTEMATIC          withdrawal plan. The systematic withdrawal plan allows you to make automatic withdrawals from
WITHDRAWAL PLAN     your Fund account at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

WHEN REDEMPTION PROCEEDS ARE SENT TO YOU

Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.


When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

o the NAME of the Fund
o the DOLLAR AMOUNT or the NUMBER of shares to be redeemed
o SIGNATURES of all registered shareholders exactly as the shares are registered
o the ACCOUNT number

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request. If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

REDEMPTION IN-KIND

If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $500 ($250 for IRA accounts) requesting that you bring the account back up to $500 or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid once each year, on or before December
31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current net asset value until you notify us with different instructions.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be treated as a taxable distribution.

If you do not provide your social security or taxpayer identification number, or if the IRS instructs the Fund to do so, the Fund must withhold 31% of your taxable distributions and proceeds by law.

When you sell your shares of the Fund, you may have a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


SHAREHOLDER REPORTS AND CONFIRMATIONS
--------------------------------------------------------------------------------

As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund has not commenced operations to date, therefore no financial highlights are available for the Fund.


                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.
                              BURR RIDGE, ILLINOIS

                                   DISTRIBUTOR
                             ________________, INC.
                             __________ , _________

                              INDEPENDENT AUDITORS
                                _____________ LLP
                           ___________ , _____________

                                  LEGAL COUNSEL
                       VEDDER, PRICE, KAUFMAN, & KAMMHOLZ
                                CHICAGO, ILLINOIS

                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                        FIRSTAR MUTUAL FUND SERVICES, LLC
                              MILWAUKEE, WISCONSIN

                                    CUSTODIAN
                               FIRSTAR BANK, N.A.
                                CINCINNATI, OHIO



WHERE TO FIND MORE INFORMATION:

You can find more information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED __________, 2000

The SAI for Class M of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-__________ or by writing to:

DOW JONES ISLAMIC INDEX FUND
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701

You may write to the Securities and Exchange Commission (SEC) Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

PUBLIC REFERENCE SECTION
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549-0102
PUBLICINFO@SEC.GOV
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV.

                                                 1940 Act File No. 811-________


CLASS K

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                         DOW JONES(SM) ISLAMIC INDEX FUND
                                   PROSPECTUS

                                __________, 2000

                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.


                         DOW JONES(SM) ISLAMIC INDEX FUND

                                   PROSPECTUS

                                __________, 2000

The Dow Jones(SM) Islamic Index Fund (the "Fund") is the first series offered by Allied Asset Advisors Funds. This prospectus pertains to the Class K share class and contains pertinent information about investing in the Fund. Class K shares are not subject to any sales charges or 12b-1 fees. Please read this prospectus carefully before investing.

                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................2

PERFORMANCE SUMMARY............................................................3

FEES AND EXPENSES..............................................................3

MORE INFORMATION ABOUT THE DOW JONES ISLAMIC MARKET USA INDEX(SM)..............4

SHARI'AH SUPERVISORY BOARD.....................................................6

MANAGEMENT OF THE FUND.........................................................7

CALCULATING SHARE PRICE........................................................7

HOW TO PURCHASE SHARES.........................................................8

HOW TO SELL SHARES.............................................................9

DISTRIBUTIONS AND TAXES.......................................................11

SHAREHOLDER REPORTS AND CONFIRMATIONS.........................................11

FINANCIAL HIGHLIGHTS..........................................................11


RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

WHAT IS THE INVESTMENT OBJECTIVE OF THE DOW Jones(SM) ISLAMIC INDEX FUND?

The Dow Jones Islamic Index Fund ("Fund") seeks to match the total return of the DOW JONES ISLAMIC MARKET USA INDEX(SM) (the "INDEX").

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

To achieve its investment objective, the Fund invests in securities included in the INDEX. The INDEX consists of U.S. common stocks that meet Islamic investment principles. Islamic principles generally preclude investments in certain industries (e.g., alcohol, pornography and casinos) and investments in interest bearing debt obligations or businesses that derive a substantial amount of impure interest income. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. Under normal circumstances, the Fund plans to fully invest its assets in securities that are included in the INDEX. There is no guarantee that the Fund will achieve the same return as the INDEX.

Due to the large number of stocks in the INDEX, the Fund may, in its initial stages, purchase a sub-group of equities from those contained in the INDEX that the investment advisor believes will best track the INDEX. As the assets of the Fund grow, the investment advisor anticipates the holdings of the Fund will increase to include more of the components of the INDEX.

In order to track the INDEX as closely as possible, the Fund will invest substantially all of its assets in roughly the same proportions as the stocks are represented in the INDEX. As the Fund receives cash from new investors, or processes redemption requests from shareholders, the Fund will purchase or sell securities in an effort to attempt to approximate the return of the INDEX. Also, the Fund's investments are reviewed and adjusted periodically to reflect any adjustments in the INDEX, in an effort to tract the INDEX as closely as possible.

The Fund normally sells portfolio securities in response to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the INDEX. As a result, the Fund's portfolio turnover rate is expected to be low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The main risks of investing in the Fund are listed below. Like any mutual fund, you may lose money by investing in the Fund.

MARKET RISKS The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund.

INDEX INVESTING RISKS Unlike other non-index mutual funds, the Fund will not buy and sell securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund will invest using an indexed-based investment approach, which seeks to approximate the investment performance of the INDEX. You should not expect to achieve the potential greater results of some actively managed funds that aggressively seek growth or attempt to limit losses in a market decline. The Fund's initial strategy of investing in a representative sample of the INDEX may result in some deviation between the Fund's performance and the INDEX. The Fund's return is likely to be lower than that of the INDEX because the Fund incurs brokerage commissions, transaction fees and other expenses that the INDEX does not. Although the INDEX consists of stocks from many different economic sectors, it is comprised primarily of companies with larger market capitalizations. There is a risk that returns from larger capitalization stocks will trail those of other asset classes or the overall stock market.

ISLAMIC SHARI'AH INVESTMENT RISKS It is possible that the restrictions placed on investments may result in the Fund not performing as well as mutual funds with similar investment objectives but not subject to the Islamic Shari'ah restrictions.


PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

There is no performance information available for the Fund at this time because the Fund has no operating history.


FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT) CLASS K Maximum sales charge (load) imposed on purchases(1) None Maximum deferred sales charge (load) None Maximum sales charge (load) imposed on reinvested dividends None Exchange fee None Redemption fee None Maximum account fee(2) None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   CLASS K
            Management Fees                                      0.75%
            Distribution (12b-1) Fees                            None
            Other Expenses                                       0.62%
            Total Annual Fund Operating Expenses                 1.37%
                                                              ------------
                Less Expense Reimbursement                      -0.47%
            Net Annual Fund Operating Expenses(3)                0.90%
                                                              ============

(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers and returned checks.

(2) IRA accounts are assessed a $12.50 annual fee.

(3) The Fund has an Investment Advisory and Management Agreement with the Allied Asset Advisors, Inc., the investment advisor for the Fund, dated __________, 2000. The Agreement provides that the annual management fee shall be 0.75% of the first $500 million in assets 0.65% of the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. The investment advisor has a also entered into an Expense Waiver and Reimbursement Contract dated _________, 2000 with the Fund under which the investment advisor has agreed to waive its fees and absorb expenses to the extent that total annual fund operating expenses exceed 0.90% for Class K shares. The Contract is in effect for one year and expires ________, 2000.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions (including one year of capped expenses in each period) your costs would be:

                                  1 YEAR            3 YEARS
                                   $92                $365

MORE INFORMATION ABOUT THE DOW JONES ISLAMIC MARKET USA INDEX(SM)
--------------------------------------------------------------------------------

WHAT IS THE DOW JONES ISLAMIC MARKET USA INDEX(SM)?

The INDEX is a diverse compilation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The INDEX is constructed from the 2,700 stocks in the Dow Jones Global Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The INDEX includes the most liquid U.S. securities meeting the Shari'ah investment criteria in the market, and reflects the industry breakdown of the U.S. market.

Certain businesses are incompatible with Shari'ah Laws. Thus, stocks of companies whose primary business is in areas not suitable for Islamic investment purposes are excluded from the INDEX. Excluded businesses include: alcohol, pork related products, conventional financial services (banking, insurance, etc.), entertainment (casinos/gambling, cinema, pornography, music, hotels, etc.), tobacco and defense.

The filters exclude companies if:

1. Total debt divided by total assets is equal to or greater than 33%. (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

2. Accounts receivables divided by total assets is equal to or greater than 47%. (Note: accounts receivables = current receivables + long-term receivables).

3. Non-operating interest income divided by operating income is equal to or greater than 9%.

Companies that pass these screens are included in the INDEX'S investable universe from which INDEX components are selected. The steps taken to select the components of the INDEX are as follows:

1. Rank companies both by market cap and by the daily average dollar turnover for the preceding quarter.

2. Sort stocks into their industry groups by country.

3. Select companies making up 95% of the market capitalization of each industry group in each country and aggregate them into a Selection List.

4. Sort the selection list based on the combination score (from step 1) in descending order.

5. Select the top 600 companies with highest market cap. (An additional 50 companies are chosen as potential replacements of components lost to non-compliance.)

6. Select all U.S. companies from the above 600 global companies (currently 226 companies).

As of [DATE], the U.S. companies whose issues comprised the INDEX had an average market capitalization of $___ billion dollars (U.S.) and a median market capitalization of $__ billion (U.S.). Securities are selected for the INDEX so as to represent the most liquid securities meeting the Shari'ah investment criteria in the market, and to reflect the industry breakdown of the U.S. market. Additional factors considered when applying the process described above include relative size and turnover, economic weightings, and the relative health of the companies.

Dow Jones' Shari'ah Supervisory Board has approved the above criteria and any changes in the Shari'ah Supervisory Board or the selection criteria are at the sole discretion of Dow Jones. Changes by Dow Jones in the selection criteria or the composition of the INDEX will be reflected in the composition of the Fund in a reasonable period of time.

HOW HAS THE INDEX PERFORMED?

The following table shows the performance of the INDEX for the past four years ended December 31, 1999 compared to other indexes. PLEASE NOTE THAT THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE FUND AND IS NOT INTENDED TO PREDICT OR SUGGEST THE RETURN THAT MIGHT BE EXPERIENCED IF YOU INVEST IN THE FUND. The Fund will seek to track the INDEX as closely as possible, but the performance of the Fund will be less than the performance of the INDEX because the Fund is subject to operational and transaction costs, while the INDEX is not.

                                                                                      Average Annual
Benchmark                      Return for the Calendar Years                             Total Return *
-------------------------- ------------ ------------ ------------ ----------------- ---------------------------
                              1999         1998         1997            1996
-------------------------- ------------ ------------ ------------ ----------------- ---------------------------
DJIM US                      21.68%       34.14%       30.16%          23.03%                 27.25%
S&P 500                      19.53%       26.67%       31.01%          20.26%                 24.22%
Russell 2000                 19.62%       -3.45%       20.52%          14.76%                 12.40%
-------------------------- ------------ ------------ ------------ ----------------- ---------------------------

* RETURN FROM 12/31/95 TO 12/31/99

The base date for the INDEX is December 31, 1995 and the base value is set at 1000. The INDEX is reviewed quarterly, with component changes implemented on the third Friday of March, June, September and December. This frequency assures that the INDEX reflects the latest trends and developments in the stock market and the companies' adherence to Islamic principles.

The INDEX is capitalization-weighted. It is calculated in real time, posted and disseminated every 5 seconds to major market-data vendors. Calculation of the index is based on Laspeyres' formula. It does not include reinvested dividends.

"Dow Jones" and "Dow Jones Islamic Market Index(SM)" are service marks of Dow Jones & Company, Inc. and have been licensed for use by Allied Asset Advisors, Inc. in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. Dow Jones does not consider the needs of the Fund or its shareholders in determining, composing or calculating the index or have any obligation to do so. See the Statement of Additional Information for more information about Dow Jones.


SHARI'AH SUPERVISORY BOARD
--------------------------------------------------------------------------------

The INDEX is reviewed quarterly and annually by the Shari'ah Supervisory Board and by Dow Jones for consideration of exclusion or inclusion of components. In addition, the INDEX is reviewed on an on-going basis to contemplate changes as a result of extraordinary events (e.g., de-listing, bankruptcy, merger, takeover,). The Shari'ah Board is not affiliated with the Fund or the investment advisor and does not serve as a consultant to or otherwise have any relationship with the Fund or the investment advisor. The Shari'ah Board does not consider the objectives or needs of the Fund or its shareholders in determining, composing or calculating the INDEX. At the Fund's inception, the Shari'ah Supervisory Board consisted of the following individuals:

-------------------------------------------------- -------------------------------------------------------------------
SHARI'AH SUPERVISORY BOARD MEMBER                  BIOGRAPHY
 - COUNTRY
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH DR. ABDUL SATTAR ABU GHUDDAH                Dr. Abu Ghuddah is a senior Shari`ah Advisor to Albaraka
 - SYRIA                                           Investment Co. of Saudi Arabia.  He holds a PhD in Islamic Law.
                                                   Dr. Abu Ghuddah has published many books on Islamic Financial transactions.  He was an advisor for Islamic Law Encyclopaedia
                                                   (Kuwait Awqaf Ministry).  Dr. Abu Ghuddah is a member and
                                                   chairman of several reputed Islamic Shari`ah Boards.
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH JUSTICE MUHAMMAD TAQI USMANI                Mr. Usmani has been a member of the Supreme Court of Pakistan
 - PAKISTAN                                        since 1982.  He is also the vice president of Darul Uloom Karachi and the vice chair and deputy chairman of the Islamic Fiqh
                                                   Academy (OIC), Jeddah.  Mr. Usmani edits the monthly magazines
                                                   Albalagh and Albalagh International.  He is a chairman or member of the Shari`ah supervisory boards of a dozen Islamic banks and financial institutions worldwide.
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH NIZAM YAQUBY                                Mr. Yaquby is a member of the Islamic supervisory boards for
 - BAHRAIN                                         several Islamic institutions, including the Arab Islamic Bank and the Abu Dhabi Islamic Bank.  His work has appeared in the
                                                   following publications: Risalah Fi al-Tawbah, Qurrat al-'Ainayn fi Fada il Birr al-Walidayn, Irshad al-'Uqala'ila Hukun al-Qira'h
                                                   min al-Mushaf fi al-Salah, Tahqia al-Amal fi Ikhraj Zakat al-Fitr
                                                   bi al-Mal.
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH DR. MOHAMED A. ELGARI                       Dr. Elgari is an associate professor of Islamic Economics and the
 - SAUDI ARABIA                                    director of the Center for Research in Islamic Economics at King
                                                   Abdulaziz University in Saudi Arabia.  He is an expert at the
                                                   Islamic Jurisprudence Academy (OIC), Jeddah.  Dr. Elgari is the
                                                   editor of the Review of Islamic Economics.  He is also an advisor to several Islamic financial institutions worldwide and the author of many books on Islamic banking.
-------------------------------------------------- -------------------------------------------------------------------
SHAYKH YUSUF TALAL DELORENZO                       Mr. DeLorenzo is considered a leading Islamic scholar in the
 - UNITED STATES                                   United States.  He has translated over twenty books from Arabic,
                                                   Persian, and Urdu for publication in English and has been commissioned to prepare a new translation of  the Qur`an. Mr. DeLorenzo
                                                   compiled the first English translation of legal rulings issued by Shari`ah supervisory boards on the operations of Islamic banks. He is also a Shari`ah consultant to several Islamic financial institutions and
                                                   was an advisor on Islamic education to the government of Pakistan.
-------------------------------------------------- -------------------------------------------------------------------


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

The Fund's investment advisor is Allied Asset Advisors, Inc. (AAA) located at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60521. Subject to the general supervision of the Fund's Board of Trustees, AAA is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund's investment objective and policies. In exchange for these services, AAA receives an annual management fee, which is calculated daily and paid monthly, according to the average daily net assets of the Fund.

The Investment Advisory and Management Agreement between the Fund and AAA provides that the annual management fee for the investment advisor will be 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. However, AAA has entered into an Expense Waiver and Reimbursement Contract with the Fund whereby it has agreed to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses for Class K shares exceed 0.90% of net assets. The Expense Waiver and Reimbursement Contract expires on ________, 2000. AAA has no other assets under management besides the Fund.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT

Firstar Bank, N.A. serves as custodian for the Fund's cash and securities. Firstar Mutual Fund Services, LLC provides administrative, transfer agent, dividend disbursing, and fund accounting services to the Fund.

DISTRIBUTOR

___________, Inc., serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund.


CALCULATING SHARE PRICE
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) on every business day. The NAV for Class K shares of the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of Class K shares outstanding of the Fund.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the investment advisor under supervision of the Fund's Board of Trustees.

If you place a good order (see "How to Purchase Shares") that is delivered to the Fund before the close of the regular trading session of the NYSE on any business day, your order will receive the share price determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount.

     MINIMUM INVESTMENTS          TO OPEN             TO ADD TO
                                YOUR ACCOUNT        YOUR ACCOUNT
    Regular accounts                $500                 $50
    IRA accounts                    $250                 $50

GOOD ORDER PURCHASE REQUESTS

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

o the NAME of the Fund
o the DOLLAR amount of shares to be purchased
o account application form or investment stub
o check payable to the "Dow Jones Islamic Index Fund"

METHODS OF BUYING

      THROUGH A           You can purchase shares of the Fund through any broker-dealer organization that has a sales
      BROKER/DEALER       agreement with the Fund's distributor. The broker-dealer organization is responsible for
      ORGANIZATION        sending your purchase order to the Fund. Please keep in mind that your broker-dealer may charge additional fees for its services.

      BY MAIL             To open an account, complete an account application form and send it together with your check to the address below.  To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation.  You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below.  Checks should be made payable to "Dow Jones Islamic Index
                          Fund."  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

                          REGULAR MAIL                                   OVERNIGHT DELIVERY
                          Dow Jones Islamic Index Fund                   Dow Jones Islamic Index Fund
                          c/o Firstar Mutual Fund Services, LLC          c/o Firstar Mutual Fund Services, LLC
                          P.O. Box 701                                   615 E. Michigan Street, Third Floor
                          Milwaukee, Wisconsin  53201-0701               Milwaukee, Wisconsin  53202

                          NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the transfer agent's post office box, that does not mean that the transfer agent or the Fund actually RECEIVED those documents.

      BY TELEPHONE        To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at
                          1-800-__________ and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

      BY WIRE             To open an account or to make additional investments by wire, call 1-800-______ to notify the
                          Fund of the incoming wire using the wiring instructions below:

                                   Firstar Bank, N.A.
                                   Milwaukee, WI  53202
                                   ABA #:  075000022
                                   Credit: Firstar Mutual Fund Services, LLC
                                   Account #: 112-952-137
                                   Further Credit: Dow Jones Islamic Index Fund, Class K
                                                     (your name or the title on the account)
                                                     (your account #)

      THROUGH AN          Once your account has been opened, you may purchase shares of the Fund through an Automatic
      AUTOMATIC           Investment Plan ("AIP").  You can have money automatically transferred from your checking
      INVESTMENT          or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be
      PLAN                eligible for this plan, your bank must be a U.S. institution that is an ACH member.  The
                          Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than
                          15 days after the Transfer Agent has received your request.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

METHODS OF SELLING

THROUGH A           If you purchased your shares through a broker-dealer or other financial organization, your
BROKER/DEALER       redemption order may be placed through the same organization. The organization is responsible
ORGANIZATION        for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees  for its services.

BY MAIL             Send your written redemption request to the address below.  Your request should contain the
                    Fund's name, your account number and the dollar amount or the number of shares to be redeemed.
                    Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).
                    Please see the Statement of Additional Information for more information.

                    REGULAR MAIL                                      OVERNIGHT DELIVERY
                    Dow Jones Islamic Index Fund                      Dow Jones Islamic Index Fund
                    c/o Firstar Mutual Fund Services, LLC             c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701                                      615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53201-0701                  Milwaukee, Wisconsin  53202

                    The Fund's transfer agent may require a SIGNATURE GUARANTEE for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions.  A NOTARY PUBLIC CANNOT GUARANTEE SIGNATURES.

BY TELEPHONE        If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-800_________. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

BY WIRE             To redeem shares by wire, call the Fund at 1-800-________ and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $12 outgoing wire fee.

BY WRITING A CHECK  On your account application form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason. There will be a charge of $5 for issuing each checkbook.

THROUGH A           If you own shares with a value of $10,000 or more, you may participate in the systematic
SYSTEMATIC          withdrawal plan. The systematic withdrawal plan allows you to make automatic withdrawals from
WITHDRAWAL PLAN     your Fund account at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

WHEN REDEMPTION PROCEEDS ARE SENT TO YOU

Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

o the NAME of the Fund
o the DOLLAR AMOUNT or the NUMBER of shares to be redeemed
o SIGNATURES of all registered shareholders exactly as the shares are registered
o the ACCOUNT number

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request. If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

REDEMPTION IN-KIND

If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $500 ($250 for IRA accounts) requesting that you bring the account back up to $500 or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid once each year, on or before December
31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current net asset value until you notify us with different instructions.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be treated as a taxable distribution.

If you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so, the Fund must withhold 31% of your taxable distributions and proceeds by law.

When you sell your shares of the Fund, you may have a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


SHAREHOLDER REPORTS AND CONFIRMATIONS
--------------------------------------------------------------------------------

As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund has not commenced operations to date, therefore no financial highlights are available for the Fund.


                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.
                              BURR RIDGE, ILLINOIS

                                   DISTRIBUTOR
                             ________________, INC.
                           _____________ ,____________

                              INDEPENDENT AUDITORS
                                _____________ LLP
                           ___________ , _____________

                                  LEGAL COUNSEL
                       VEDDER, PRICE, KAUFMAN, & KAMMHOLZ
                                CHICAGO, ILLINOIS

                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                        FIRSTAR MUTUAL FUND SERVICES, LLC
                              MILWAUKEE, WISCONSIN

                                    CUSTODIAN
                               FIRSTAR BANK, N.A.
                                CINCINNATI, OHIO


WHERE TO FIND MORE INFORMATION:

You can find more information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED __________, 2000

The SAI for Class K of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-__________ or by writing to:

DOW JONES ISLAMIC INDEX FUND
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701

You may write to the Securities and Exchange Commission (SEC) Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

PUBLIC REFERENCE SECTION
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549-0102
PUBLICINFO@SEC.GOV
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV.

                                                  1940 Act File No. 811-________



                                                                         CLASS M

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                         DOW JONES(SM) ISLAMIC INDEX FUND
                     A SERIES OF ALLIED ASSET ADVISORS FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2000

                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.
                         745 MCCLINTOCK DRIVE, SUITE 114
                              BURR RIDGE, IL 60521
                                 (630) 789-9191

This Statement of Additional Information relates to the Dow Jones(SM) Islamic Index Fund, which is the first mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated __________, 2000. To obtain the Prospectus, please visit the Fund's web-site, call 1-800-________ or write to the Fund as shown below:

REGULAR MAIL                               OVERNIGHT OR EXPRESS MAIL
Dow Jones Islamic Index Fund               Dow Jones Islamic Index Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202


                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS........................................................3

INVESTMENT OBJECTIVE AND STRATEGIES............................................4

MORE ABOUT DOW JONES(SM).......................................................5

THE TRUST......................................................................5

MANAGEMENT OF THE FUND.........................................................7

INVESTMENT ADVISOR.............................................................7

CODE OF ETHICS.................................................................8

ADMINISTRATIVE SERVICES........................................................8

DISTRIBUTOR....................................................................8

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN....................................8

PRICING OF SHARES..............................................................9

PURCHASING SHARES.............................................................10

REDEMPTION OF SHARES..........................................................10

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................11

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES.............................12

PERFORMANCE INFORMATION.......................................................13

AUDITORS......................................................................14

COUNSEL.......................................................................14

FINANCIAL HIGHLIGHTS..........................................................14


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL RESTRICTIONS

The Fund has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a fund means the vote of:

     (1) more than 50% of the outstanding voting securities of the fund; or

     (2) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

The Fund may not:

1. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

5. Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Purchase physical commodities or contracts relating to physical commodities.

NON-FUNDAMENTAL RESTRICTIONS

As a matter of non-fundamental policy, the Fund currently does not intend to :

1. Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2. Purchase securities on margin or make short sales , except (i) short sales against the box, (ii) for margin deposits in connection with futures contracts, options or other permitted investments, (iii) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (iv) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

3. Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts does entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit; and

4.   Invest more than 15% of its net assets in illiquid securities.


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to match the total return of the Dow Jones Islamic Market USA Index(SM) (the "INDEX"), a diversified compilation of equity securities considered by Dow Jones' Shari'ah Supervisory Board to be in compliance with Islamic Shari'ah principles. Because the Fund is a diversified Fund, there is a possibility that the Fund may be unable to track the composition of the INDEX if the INDEX becomes non-diversified.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund's Prospectus.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the investment advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

RESTRICTED SECURITIES. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

OTHER INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies. Assets of the Fund may be invested in shares of other investment companies to the extent permitted by the 1940 Act.

TEMPORARY INVESTMENTS. In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

PERCENTAGE RESTRICTIONS. If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.


MORE ABOUT DOW JONES(SM)
--------------------------------------------------------------------------------

"Dow Jones," "Dow Jones Islamic Market USA Index(SM)" and "DJIM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund or its investment adviser, other than the licensing of the Dow Jones Islamic Market Index(SM) and its service marks for use in connection with the Fund.

Dow Jones does not sponsor, endorse, sell or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the INDEX or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Dow Jones Islamic Market Index and the data included in the INDEX;

o the accuracy or completeness of the INDEX and its data;

o the merchantability and the fitness for a particular purpose or use of the INDEX and its data.

Although Dow Jones uses reasonable efforts to comply with its guidelines regarding the selection of components in the INDEX, Dow Jones disclaims any warranty of compliance with Shari'ah Law or other Islamic principles. Dow Jones will have no liability for any errors, omissions or interruptions in the INDEX or its data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Fund's investment advisor and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.


THE TRUST
--------------------------------------------------------------------------------

         Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, Dow Jones(SM) Islamic Index Fund (the "Fund") which consists of two classes: Classes K and M. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60521.

         Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued, except for special requests.

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Likewise, expenses attributable to any class are borne specifically by that class. Class M shares of the Fund are subject to a Distribution (Rule 12b-1) and Shareholder Servicing Plan which is further discussed together with the fees in the Class M Prospectus and later in this SAI. Class K shares of the Fund are not subject to the Distribution and Shareholder Servicing Plan. Class K shares are discussed in the Class K Prospectus and Statement of Additional Information.

         Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The Trust's Board of Trustees governs the Trust. The Board of Trustees consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. The Trustees meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below:

--------------------------------------- ---------- -------------------- ----------------------------------------------
           NAME AND ADDRESS                AGE       POSITION/OFFICE     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
                                                     WITH THE TRUST                         YEARS
--------------------------------------- ---------- -------------------- ----------------------------------------------
*
--------------------------------------- ---------- -------------------- ----------------------------------------------
*
--------------------------------------- ---------- -------------------- ----------------------------------------------

--------------------------------------- ---------- -------------------- ----------------------------------------------

--------------------------------------- ---------- -------------------- ----------------------------------------------

--------------------------------------- ---------- -------------------- ----------------------------------------------

* This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

TRUSTEE COMPENSATION. For their service as trustees, the trustees serve without compensation, but will be reimbursed for expenses incurred in connection with attendance at Board meetings. The table below details the amount of compensation estimated to be received by the Trustees from the Trust for the fiscal year ending ________, 2000. Presently, none of the executive officers receive compensation from the Trust.

CONTROL PERSONS, PRINCIPAL HOLDERS OF SECURITIES AND MANAGEMENT OWNERSHIP. As of _______, 2000, which was prior to the public offering of the Fund's shares,
__________ was the holder of 100% of the Fund's shares, and there were otherwise no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Allied Asset Advisors, Inc. (defined as "AAA" or "Investment Adviser") is a Delaware corporation that serves as an investment manager to the Fund pursuant to an Investment Management Agreement dated as of [DATE]. AAA is a wholly owned subsidiary of The North American Islamic Trust ("NAIT"). NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve the Islam & Muslim Students Association and the Islamic Society of America.

This Investment Management Agreement is effective for an initial term of two years and will continue on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. AAA's decisions are made subject to direction of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

For the services provided by AAA under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to Allied Asset Advisors, Inc. an annual fee of 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other index mutual funds.


CODE OF ETHICS
--------------------------------------------------------------------------------

The Trust and the Investment Advisor have adopted a written Code of Ethics that governs the personal securities transactions of directors, officers and employees who may have access to current trading information of the Trust. The Code permits such persons to invest in securities for their personal accounts including securities that may be purchased or held by the Trust. The code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Trust.


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT

Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Firstar Mutual Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements.

CUSTODIAN

Firstar Bank, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.


DISTRIBUTOR
--------------------------------------------------------------------------------

_______________, Inc. serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of ____________, 2000 (the "Distribution Agreement"). _________________, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
--------------------------------------------------------------------------------

The Board of Trustees has adopted a Distribution and Shareholder Servicing Plan for Class M shares of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate the Distributor or others for certain activities relating to the distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 1.00% of the Fund's average net assets on an annual basis, which is comprised of distribution (0.75% of average net assets) and shareholder services expenses (0.25% of average net assets).

The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject to under the terms of the Plan.

The Plan authorizes the use of Fund assets to pay the Distributor, banks, broker/dealers and other institutions that provide distribution assistance and/or shareholder services such as:

o printing and distributing prospectuses to persons other than Fund shareholders,

o printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and

o furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

The Plan requires the Fund to prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees approved the Plan on ___________, 2000.

The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

The Plan may not be amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.


PRICING OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.


PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record. If a shareholder needs stock certificates, the Fund can issue them under special requests.

SPECIAL INCENTIVE PROGRAMS. At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, AAA or Distributor, in their discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.


REDEMPTION OF SHARES
--------------------------------------------------------------------------------

SIGNATURE GUARANTEES. If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

o a member of the New York, Boston, American, Midwest, or Pacific Stock
Exchange;

o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

ADDITIONAL DOCUMENTATION. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund's Transfer Agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.


BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

AAA places the Fund's portfolio securities transactions. In doing so, AAA seeks to obtain the best available execution in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. AAA evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing AAA and its clients. In transactions on securities executed in the over-the-counter market, purchases and sales are transacted directly with dealers on a principal basis.

AAA, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or AAA by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. AAA may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and AAA will not use all such services in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, the Advisor may from time-to-time receive services and products which serve both research and non-research functions. In such event, AAA makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

If AAA provides investment advisery services to individuals and other institutional clients, there may be occasions on which other investment advisery clients advised by AAA may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the AAA may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, AAA may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Fund's indexing investment strategy, it generally only sells securities to generate cash to satisfy redemption requests, or to rebalance its portfolio to track the target index. As a result, the Fund's portfolio turnover rate is expected to be low. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES
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DISTRIBUTIONS

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.


PERFORMANCE INFORMATION
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TOTAL RETURN. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; R equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

OTHER INFORMATION. The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

In addition to the INDEX, the Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U. S. publicly traded companies.

o The NASDAQ Composite Index - The NASDAQ Composite Index is a broad-based market capitalization-weighted index of all NASDAQ stocks.


AUDITORS
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____________, LLP serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.


COUNSEL
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Vedder, Price, Kaufman, & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601-1003, is counsel for the Fund.


FINANCIAL HIGHLIGHTS
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The Fund has not commenced operations to date therefore no financial highlights are available for the Fund.



                                                                         CLASS K

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                         DOW JONES(SM) ISLAMIC INDEX FUND
                     A SERIES OF ALLIED ASSET ADVISORS FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2000

                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.
                         745 MCCLINTOCK DRIVE, SUITE 114
                              BURR RIDGE, IL 60521
                                 (630) 789-9191

This Statement of Additional Information relates to the Dow Jones(SM) Islamic Index Fund, which is the first mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated __________, 2000. To obtain the Prospectus, please visit the Fund's web-site, call 1-800-________ or write to the Fund as shown below:

REGULAR MAIL                              OVERNIGHT OR EXPRESS MAIL
Dow Jones Islamic Index Fund              Dow Jones Islamic Index Fund
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202


                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS........................................................3

INVESTMENT OBJECTIVE AND STRATEGIES............................................4

MORE ABOUT DOW JONES(SM).......................................................5

THE TRUST......................................................................5

MANAGEMENT OF THE FUND.........................................................7

INVESTMENT ADVISOR.............................................................7

CODE OF ETHICS.................................................................8

ADMINISTRATIVE SERVICES........................................................8

DISTRIBUTOR....................................................................8

PRICING OF SHARES..............................................................8

PURCHASING SHARES..............................................................9

REDEMPTION OF SHARES...........................................................9

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................10

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES.............................11

PERFORMANCE INFORMATION.......................................................12

AUDITORS......................................................................13

COUNSEL.......................................................................13

FINANCIAL HIGHLIGHTS..........................................................14


INVESTMENT RESTRICTIONS
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FUNDAMENTAL RESTRICTIONS

The Fund has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a fund means the vote of:

     (1) more than 50% of the outstanding voting securities of the fund; or

     (2) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

The Fund may not:

1. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

5. Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Purchase physical commodities or contracts relating to physical commodities.

NON-FUNDAMENTAL RESTRICTIONS

As a matter of non-fundamental policy, the Fund currently does not intend to :

1. Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2. Purchase securities on margin or make short sales , except (i) short sales against the box, (ii) for margin deposits in connection with futures contracts, options or other permitted investments, (iii) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (iv) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

3. Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts does entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit; and

4.   Invest more than 15% of its net assets in illiquid securities.


INVESTMENT OBJECTIVE AND STRATEGIES
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The Fund seeks to match the total return of the Dow Jones Islamic Market USA Index(SM) (the "INDEX"), a diversified compilation of equity securities considered by Dow Jones' Shari'ah Supervisory Board to be in compliance with Islamic Shari'ah principles. Because the Fund is a diversified Fund, there is a possibility that the Fund may be unable to track the composition of the INDEX if the INDEX becomes non-diversified.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund's Prospectus.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the investment advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

RESTRICTED SECURITIES. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

OTHER INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies. Assets of the Fund may be invested in shares of other investment companies to the extent permitted by the 1940 Act.

TEMPORARY INVESTMENTS. In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

PERCENTAGE RESTRICTIONS. If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.


MORE ABOUT DOW JONES(SM)
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"Dow Jones," "Dow Jones Islamic Market USA Index(SM)" and "DJIM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund or its investment adviser, other than the licensing of the Dow Jones Islamic Market Index(SM) and its service marks for use in connection with the Fund.

Dow Jones does not sponsor, endorse, sell or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the INDEX or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Dow Jones Islamic Market Index and the data included in the INDEX;

o the accuracy or completeness of the INDEX and its data;

o the merchantability and the fitness for a particular purpose or use of the INDEX and its data.

Although Dow Jones uses reasonable efforts to comply with its guidelines regarding the selection of components in the INDEX, Dow Jones disclaims any warranty of compliance with Shari'ah Law or other Islamic principles. Dow Jones will have no liability for any errors, omissions or interruptions in the INDEX or its data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Fund's investment advisor and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.


THE TRUST
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         Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, Dow Jones(SM) Islamic Index Fund (the "Fund") which consists of two classes: Classes K and M. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60521.

         Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued, except for special requests.

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Likewise, expenses attributable to any class are borne specifically by that class. Class K shares of the Fund are not subject to a Distribution and Shareholder Servicing Plan. Class M shares of the Fund are subject to a Distribution (Rule 12b-1) and Shareholder Servicing Plan and are discussed in the Class M Prospectus and Statement of Additional Information.

         Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.


MANAGEMENT OF THE FUND
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The Trust's Board of Trustees governs the Trust. The Board of Trustees consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. The Trustees meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below:

--------------------------------------- ---------- -------------------- ----------------------------------------------
           NAME AND ADDRESS                AGE       POSITION/OFFICE     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
                                                     WITH THE TRUST                         YEARS
--------------------------------------- ---------- -------------------- ----------------------------------------------
*
--------------------------------------- ---------- -------------------- ----------------------------------------------
*
--------------------------------------- ---------- -------------------- ----------------------------------------------

--------------------------------------- ---------- -------------------- ----------------------------------------------

--------------------------------------- ---------- -------------------- ----------------------------------------------

--------------------------------------- ---------- -------------------- ----------------------------------------------

* This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

TRUSTEE COMPENSATION. For their service as trustees, the trustees serve without compensation, but will be reimbursed for expenses incurred in connection with attendance at Board meetings. The table below details the amount of compensation estimated to be received by the Trustees from the Trust for the fiscal year ending ________, 2000. Presently, none of the executive officers receive compensation from the Trust.

CONTROL PERSONS, PRINCIPAL HOLDERS OF SECURITIES AND MANAGEMENT OWNERSHIP. As of _______, 2000, which was prior to the public offering of the Fund's shares,
__________ was the holder of 100% of the Fund's shares, and there were otherwise no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.


INVESTMENT ADVISOR
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Allied Asset Advisors, Inc. (defined as "AAA" or "Investment Adviser") is a Delaware corporation that serves as an investment manager to the Fund pursuant to an Investment Management Agreement dated as of [DATE]. AAA is a wholly owned subsidiary of The North American Islamic Trust ("NAIT"). NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve the Islam & Muslim Students Association and the Islamic Society of America.

This Investment Management Agreement is effective for an initial term of two years and will continue on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. AAA's decisions are made subject to direction of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

For the services provided by AAA under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to Allied Asset Advisors, Inc. an annual fee of 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other index mutual funds.


CODE OF ETHICS
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The Trust and the Investment Advisor have adopted a written Code of Ethics that governs the personal securities transactions of directors, officers and employees who may have access to current trading information of the Trust. The Code permits such persons to invest in securities for their personal accounts including securities that may be purchased or held by the Trust. The code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Trust.


ADMINISTRATIVE SERVICES
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ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT

Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Firstar Mutual Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements.

CUSTODIAN

Firstar Bank, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.


DISTRIBUTOR
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_______________, Inc. serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of ____________, 2000 (the "Distribution Agreement"). _________________, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.


PRICING OF SHARES
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Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.


PURCHASING SHARES
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Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record. If a shareholder needs stock certificates, the Fund can issue them under special requests.

SPECIAL INCENTIVE PROGRAMS. At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, AAA or Distributor, in their discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.


REDEMPTION OF SHARES
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SIGNATURE GUARANTEES. If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

o a member of the New York, Boston, American, Midwest, or Pacific Stock
Exchange;

o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

ADDITIONAL DOCUMENTATION. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund's Transfer Agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.


BROKERAGE ALLOCATION AND OTHER PRACTICES
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AAA places the Fund's portfolio securities transactions. In doing so, AAA seeks to obtain the best available execution in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. AAA evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing AAA and its clients. In transactions on securities executed in the over-the-counter market, purchases and sales are transacted directly with dealers on a principal basis.

AAA, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or AAA by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. AAA may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and AAA will not use all such services in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, the Advisor may from time-to-time receive services and products which serve both research and non-research functions. In such event, AAA makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

If AAA provides investment advisery services to individuals and other institutional clients, there may be occasions on which other investment advisery clients advised by AAA may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the AAA may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, AAA may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Fund's indexing investment strategy, it generally only sells securities to generate cash to satisfy redemption requests, or to rebalance its portfolio to track the target index. As a result, the Fund's portfolio turnover rate is expected to be low. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.


PERFORMANCE INFORMATION
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TOTAL RETURN. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; R equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

OTHER INFORMATION. The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

In addition to the INDEX, the Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U. S. publicly traded companies.

o The NASDAQ Composite Index - The NASDAQ Composite Index is a broad-based market capitalization-weighted index of all NASDAQ stocks.


AUDITORS
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____________, LLP serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.


COUNSEL
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Vedder, Price, Kaufman, & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601-1003, is counsel for the Fund.


FINANCIAL HIGHLIGHTS
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The Fund has not commenced operations to date therefore no financial highlights are available for the Fund.


                           ALLIED ASSET ADVISORS FUNDS
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) DECLARATION OF TRUST
          (i) Certificate of Trust -- Filed herewith
          (ii) Declaration of Trust -- Filed herewith

(b) BYLAWS - Filed herewith

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS -- Incorporated by reference to the Declaration of Trust and Bylaws

(d) ADVISORY AGREEMENT-- To be filed by amendment.

(e) UNDERWRITING AGREEMENT-- To be filed by amendment.

(f) BONUS OR PROFIT SHARING CONTRACTS - Not applicable

(g) CUSTODY AGREEMENT-- To be filed by amendment.

(h) OTHER MATERIAL CONTRACTS
          (i) Administration Agreement-- To be filed by amendment.
          (ii) Transfer Agent Servicing Agreement-- To be filed by amendment.
          (iii) Fund Accounting Services Agreement-- To be filed by amendment.

(i) OPINION AND CONSENT OF COUNSEL-- To be filed by amendment.

(j) CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS -- To be filed by amendment.

(k) OMITTED FINANCIAL STATEMENTS - Not applicable

(l) AGREEMENT RELATING TO INITIAL CAPITAL -- To be filed by amendment.

(m) RULE 12B-1 PLAN - To be filed by amendment.

(n) RULE 18F-3 PLAN - To be filed by amendment.

(o) RESERVED.

(p) CODE OF ETHICS - To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION.

         Reference is made to Article V of the Registrant's Agreement and Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

         To be completed by amendment.

ITEM 27. PRINCIPAL UNDERWRITERS.

         To be completed by amendment.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

RECORDS RELATING TO:                           ARE LOCATED AT:
Registrant's Fund Accounting, Administrator    Firstar Mutual Fund Services, LLC
and Transfer Agent                             615 East Michigan Street
                                               Milwaukee, WI  53202

Registrant's Investment Advisor                Allied Asset Advisors, Inc.
                                               745 McClintock Drive, Suite 114
                                               Burr Ridge, IL  60521

Registrant's Custodian                         Firstar Bank, N.A.
                                               425 Walnut Street
                                               Cincinnati, OH  54202

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A AND B.

          Inapplicable

ITEM 30. UNDERTAKINGS.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Burr Ridge and the State of Illinois on the 23 day of February, 2000.

                           ALLIED ASSET ADVISORS FUNDS

                            BY: /S/ DR. BASSAM OSMAN
                                Dr. Bassam Osman

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on February 23, 2000.

SIGNATURE                               TITLE

/S/ DR. BASSAM OSMAN                    Trustee
Dr. Bassam Osman